Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial instruments
Financial liabilities at fair value through profit and loss:

Financial liabilities at fair value through profit and loss:

	June 30, 2023			December 31, 2022
	£000			£000
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Convertible Senior Secured Notes	—	—	100,834	—	—	115,247
Warrant liabilities	2,727	—	—	4,961	—	—
	2,727	—	100,834	4,961	—	115,247

Schedule of fair value measurement inputs for valuation of convertible loan notes

	June 30, 2023	December 31, 2022
Risk-free rate (%)	4.4	4.1
Dividend yield (%)	—	—
Volatility (%)	80.0	65.0
Credit spread (%)	27.50	26.38